Deferred Share Units (Details) - Deferred Share Units [Member] - USD ($)	3 Months Ended		9 Months Ended
	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2018	Aug. 31, 2017
Additional paid in capital	$ 0	$ 7,222	$ 7,565	$ 22,577
Additional paid in capital, shares	0	372	866	920
Accrued liability	$ 0	$ 7,778	$ 0	$ 7,778
Accrued liability, shares	0	818	0	818